Pensions and Other Benefit Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$ 414	$ 294	$ 286
Retirement Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	781	584	481
Net actuarial loss (gain)	2,903	354
Amortization of net actuarial (loss) gain	(388)	(242)
Prior service cost	(24)
Amortization of prior service (cost) credit	(9)	(10)
Effect of exchange rates	(25)	13
Total recognized in other comprehensive income, before tax	2,457	115
Total recognized in net periodic benefit cost and other comprehensive income	3,238	699
Other Benefit Plans [Member]
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	378	379	359
Net actuarial loss (gain)	197	134
Amortization of net actuarial (loss) gain	8	(46)
Amortization of prior service (cost) credit	3	4
Effect of exchange rates	(3)	3
Total recognized in other comprehensive income, before tax	205	95
Total recognized in net periodic benefit cost and other comprehensive income	$ 583	$ 474